File Nos.33-58282
                                                        811-7512


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.
                                                                        [ ]


      Post-Effective Amendment No. 11
                                                                        [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                        [X]


      Amendment No. 11
                                                                        [X]


                        (Check appropriate box or boxes.)

                   DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York      10166
           (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


           immediately upon filing pursuant to paragraph (b)
      ----
        X  on March 1, 2000 pursuant to paragraph (b)
      ----
           60 days after filing pursuant to paragraph (a)(i)
      ----
           on     (date)      pursuant to paragraph (a)(i)
      ----
           75 days after filing pursuant to paragraph (a)(ii)
      ----


           on     (date)      pursuant to paragraph (a)(ii) of Rule 485
<
      ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----


Dreyfus Premier Worldwide Growth Fund, Inc.

Investing in large-cap stocks for long-term capital appreciation


PROSPECTUS March 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Worldwide Growth Fund, Inc.
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: PGROX

                                                           CLASS B: PGWBX

                                                           CLASS C: PGRCX

                                                           CLASS R: DPWRX

                                                           CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              12

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the fund normally invests in the common stock of U.S. and foreign companies. The fund will normally invest at least 25% of its assets in foreign companies. The fund focuses on "blue-chip," multinational companies with total market values of more than $5 billion.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies which it considers undervalued in terms of earnings, assets or growth prospects. The fund generally maintains relatively large positions in the securities it purchases.

The fund employs a "buy-and-hold" investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the fund invests for long-term growth rather than short-term profits.

The fund typically sells a stock when there is a change in a company's business fundamentals or in the fund's view of company management.

Concepts to understand

MULTINATIONAL COMPANIES: large, established, globally managed companies that manufacture and distribute their products and services throughout the world. These companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies. They may be subject to the risks that are involved in investing in foreign securities.

"BUY-AND-HOLD" STRATEGY: an investment strategy characterized by a low portfolio turnover rate, which helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies). Moreover, since the fund holds large positions in a relatively small number of stocks, its performance can be volatile when the large-capitalization sector of the market is out of favor with investors.

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign securities, while allowing the fund to seek attractive opportunities worldwide, also include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objectives.


Other potential risks


The fund, at times, may engage in foreign currency transactions. When employed, these transactions are used primarily to hedge the fund's portfolio but also to increase returns; however, there is the risk that such transactions sometimes may reduce returns or increase volatility.


The Fund       1



<PAGE 1>

PAST PERFORMANCE


The bar chart and table at right show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns would have been lower. The table compares the fund's average annual total return to that of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of global stock performance, and the S&P 500((reg.tm)), a widely recognized, unmanaged index of U.S. stock performance. Of course, past performance is no guarantee of future results. Since Class T shares have less than one calendar year of performance, past performance information for that class is not included in this section of the prospectus. Performance for Class T shares will vary from the performance of the fund's other share classes due to differences in charges and expenses.

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                  2.00   27.71   23.36   23.77   28.65   16.20
     90      91     92      93      94      95      96      97      98      99

CLASS A SHARES

BEST QUARTER:                    Q4 '98                          +20.12%

WORST QUARTER:                   Q3 '98                          -12.82%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                        Inception                                                                            Since

                          date                       1 Year                    5 Years                     inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                  (7/15/93)                    9.52%                     22.41%                      18.62%

CLASS B                  (7/15/93)                   11.38%                     22.77%                      18.84%

CLASS C                  (6/21/95)                   14.43%                        --                       21.67%

CLASS R                  (3/4/96)                    16.60%                        --                       22.38%

MSCI WORLD INDEX*                                    24.93%                     19.76%                      16.86%**

S&P 500*                                             21.03%                     28.54%                      22.46%**

*     THE MSCI WORLD INDEX IS AN AVERAGE OF THE PERFORMANCE OF SELECTED
      SECURITIES LISTED ON THE STOCK EXCHANGES OF THE UNITED STATES, EUROPE,
      CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. COMPARATIVE PERFORMANCE
      IS BEING SHOWN FOR THE MSCI WORLD INDEX, WHICH HAS BEEN SELECTED AS THE
      PRIMARY INDEX FOR COMPARING THE FUND'S PERFORMANCE, BECAUSE THE FUND
      INVESTS GLOBALLY. PERFORMANCE FOR THE S&P 500, THE FUND'S PREVIOUS
      BENCHMARK INDEX, IS ALSO SHOWN, BUT WILL NOT BE PROVIDED IN THE FUTURE.

**    BASED ON LIFE OF CLASSES A AND B. FOR COMPARATIVE PURPOSES, THE VALUE OF
      EACH INDEX ON 6/30/93 IS USED AS THE BEGINNING VALUE ON 7/15/93.


What this fund is -- and isn't


This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.


An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2

<PAGE 2>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                .75             .75            .75            .75            .75


Rule 12b-1 fee                                                NONE             .75            .75           NONE            .25

Shareholder services fee                                       .25             .25            .25           NONE            .25

Other expenses                                                 .18             .17            .15            .18            .23
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                         1.18            1.92           1.90            .93           1.48

**    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
      $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
      YEAR.


Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


CLASS A                                        $688                $928                 $1,187               $1,924

CLASS B
WITH REDEMPTION                                $595                $903                 $1,237               $1,875**

WITHOUT REDEMPTION                             $195                $603                 $1,037               $1,875**

CLASS C
WITH REDEMPTION                                $293                $597                 $1,026               $2,222
WITHOUT REDEMPTION                             $193                $597                 $1,026               $2,222

CLASS R                                        $95                 $296                 $515                 $1,143

CLASS T                                        $594                $897                 $1,222               $2,139


**    ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR
      FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       3


<PAGE 3>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.


Dreyfus has engaged Fayez Sarofim & Co., located at Two Houston Center, Suite 2907, Houston, Texas 77010, to serve as the fund's sub-investment adviser. Sarofim, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments. As of December 31, 1999, Sarofim managed approximately $6.4 billion in assets for five other registered investment companies and provided investment advisory services to discretionary accounts having aggregate assets of approximately $48.5 billion.


Fayez Sarofim, president and chairman of Sarofim, has been the fund's primary portfolio manager since inception. Mr. Sarofim founded Fayez Sarofim & Co. in 1958.

Concepts to understand


YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers.


In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

4

<PAGE 4>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                        YEAR ENDED OCTOBER 31,

 CLASS A                                                                       1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           29.95      24.46     19.89      16.41      14.03

 Investment operations:  Investment income (loss) -- net                        .09(1)       .09       .11        .13        .20

                         Net realized and unrealized gain
                         (loss) on investments                                   5.49       5.43      4.69       3.50       2.39

 Total from investment operations                                                5.58       5.52      4.80       3.63       2.59

 Distributions:          Dividends from investment
                         income -- net                                          (.10)      (.02)     (.15)      (.14)      (.21)

                         Dividends from net realized gain
                         on investments                                         (.11)      (.01)     (.08)      (.01)         --

 Total distributions                                                            (.21)      (.03)     (.23)      (.15)      (.21)

 Net asset value, end of period                                                 35.32      29.95     24.46      19.89      16.41

 Total return (%)(2)                                                            18.70      22.56     24.39      22.24      18.77
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     1.18       1.20      1.19       1.25       1.22

 Ratio of net investment income (loss) to average net assets (%)                  .27        .51       .66        .98       1.59

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                     --         --       .03        .12        .53

 Portfolio turnover rate (%)                                                     2.42       5.33      1.20       1.24       1.16
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        440,513    190,800   108,188     42,098     18,822

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.         (2) EXCLUSIVE OF SALES CHARGE.

                                                                                              YEAR ENDED OCTOBER 31,

 CLASS B                                                                         1999       1998       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           29.20      24.01     19.58      16.22      13.89

 Investment operations:  Investment income (loss) -- net                     (.15)(1)      (.04)  (.04)(1)        .04        .12

                         Net realized and unrealized gain
                         (loss) on investments                                   5.35       5.24      4.60       3.42       2.34

 Total from investment operations                                                5.20       5.20      4.56       3.46       2.46

 Distributions:          Dividends from investment income -- net                   --         --     (.05)      (.09)      (.13)

                         Dividends from net realized gain
                         on investments                                         (.11)      (.01)     (.08)      (.01)         --

 Total distributions                                                            (.11)      (.01)     (.13)      (.10)      (.13)

 Net asset value, end of period                                                 34.29      29.20     24.01      19.58      16.22

 Total return (%)(2)                                                            17.87      21.66     23.47      21.29      17.88
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     1.92       1.95      2.00       2.00       1.98

 Ratio of net investment income (loss) to average net assets (%)                (.46)      (.24)     (.17)        .24        .84

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                     --         --       .03        .12        .46

 Portfolio turnover rate (%)                                                     2.42       5.33      1.20       1.24       1.16
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        937,195    543,079   264,375     74,833     32,555

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.          (2) EXCLUSIVE OF SALES CHARGE.

The Fund       5



<PAGE 5>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                    YEAR ENDED OCTOBER 31,

 CLASS C                                                                       1999       1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           28.95      23.80     19.51      16.22      15.56

 Investment operations:  Investment income (loss) -- net                     (.14)(2)      (.01)  (.06)(2)        .14      (.01)

                         Net realized and unrealized gain (loss)
                         on investments                                          5.30       5.17      4.57       3.29        .67

 Total from investment operations                                                5.16       5.16      4.51       3.43        .66

 Distributions:          Dividends from investment income -- net                (.01)         --     (.14)      (.13)         --

                         Dividends from net realized gain
                         on investments                                         (.11)      (.01)     (.08)      (.01)         --

 Total distributions                                                            (.12)      (.01)     (.22)      (.14)         --

 Net asset value, end of period                                                 33.99      28.95     23.80      19.51      16.22

 Total return (%) (3)                                                           17.87      21.69     23.36      21.23     4.71(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     1.90       1.91      1.99       2.04     1.56(4)

 Ratio of net investment income (loss) to average net assets (%)                (.44)      (.21)     (.24)        .19   (.63)(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)          --         --       .03        .11      .73(4)

 Portfolio turnover rate (%)                                                     2.42       5.33      1.20       1.24       1.16
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        196,832     80,169    29,845      1,086         48

(1)  FROM JUNE 21, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1995.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.          (3) EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

                                                                                                   YEAR ENDED OCTOBER 31,

 CLASS R                                                                                  1999       1998      1997      1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      29.77     24.30      19.74      18.03

 Investment operations:  Investment income (loss) -- net                                   .12(2)      .20        .22        .03

                         Net realized and unrealized gain (loss) on investments             5.52      5.35       4.60       1.69

 Total from investment operations                                                           5.64      5.55       4.82       1.72

 Distributions:          Dividends from investment income -- net                           (.16)     (.07)      (.18)         --

                         Dividends from net realized gain on investments                   (.11)     (.01)      (.08)      (.01)

 Total distributions                                                                       (.27)     (.08)      (.26)      (.01)

 Net asset value, end of period                                                            35.14     29.77      24.30      19.74

 Total return (%)                                                                          19.03     22.89      24.71     9.51(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 .93       .93        .95      .75(3)

 Ratio of net investment income (loss) to average net assets (%)                             .35       .78        .87      .48(3)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     --        --        .04      .07(3)

 Portfolio turnover rate (%)                                                                2.42      5.33       1.20       1.24
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     8,948     1,222        732        155

(1)  FROM MARCH 4, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1996.      (2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH
MONTH END.     (3) NOT ANNUALIZED.

6

<PAGE 6>


                                                                                                            PERIOD ENDED
                                                                                                             OCTOBER 31,
CLASS T                                                                                                         1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              33.49

Investment operations:  Investment income (loss) -- net                                                         (.02)(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                                            1.83

 Total from investment operations                                                                                  1.81

 Net asset value, end of period                                                                                   35.30

 Total return (%)(3)                                                                                             5.29(4)
------------------------------------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                       .13(4)

Ratio of net investment income (loss) to average net assets (%)                                                 (.06)(4)

Portfolio turnover rate (%)                                                                                        2.42
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                                 1

(1)  FROM SEPTEMBER 30, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31,
1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

The Fund       7

<PAGE 7>


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.


YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.


* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institu- tions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.


CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

8

<PAGE 8>

Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Shareholders owning shares on November 30, 1996 may be eligible for lower sales loads. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                    Sales charge                                Sales charge
                                                    deducted as a %                             as a % of your
Your investment                                     of offering price                           net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES


                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)

--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares


THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.


ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment       9



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

      * refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

      * refuse any purchase or exchange request in excess of 1% of the fund's total assets

      * change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

      *     change its minimum investment amounts

      * delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

      * amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

      *     requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

10

<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment       11


<PAGE 11>

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.


DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).

--------------------------------------------------------------------------------

For exchanging shares


DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.

--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.


TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements


EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.


12



<PAGE 12>

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund
P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900117826

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900117826

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 10)

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       13



<PAGE 13>

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900117826

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

14


<PAGE 14>

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Premier Worldwide Growth Fund, Inc.
-------------------------------------

SEC file number:  811-7512

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 2000 Dreyfus Service Corporation                                  070P0300

--------------------------------------------------------------------------------

                  DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
--------------------------------------------------------------------------------


             CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Worldwide Growth Fund, Inc. (the "Fund"), dated March 1, 2000, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144 or call 1-800-554-4611.


      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS

                                                              Page


Description of the Fund ......................................B-2
Management of the Fund........................................B-10
Management Arrangements.......................................B-14
How to Buy Shares.............................................B-19
Distribution Plan and Shareholder Services Plan...............B-26
How to Redeem Shares..........................................B-28
Shareholder Services..........................................B-32
Determination of Net Asset Value..............................B-37
Dividends, Distributions and Taxes............................B-38
Portfolio Transactions........................................B-40
Performance Information.......................................B-42
Information About the Fund....................................B-43
Counsel and Independent Auditors..............................B-44
Appendix......................................................B-45

                             DESCRIPTION OF THE FUND


      The Fund is a Maryland corporation formed on February 5, 1993. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.


      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus has engaged Fayez Sarofim & Co. ("Sarofim") to serve as the Fund's sub-investment adviser and to provide day-to-day management of the Fund's investments, subject to the supervision of Dreyfus. Dreyfus and Sarofim are referred to collectively as the "Advisers."

      Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets, EDRs and CDRs in bearer form are designed for use in Europe, and GDRs in bearer form are designed for use outside the United States.


      These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


      Foreign Government Obligations; Securities of Supranational Entities. The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisers to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


      Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


      Warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

      Corporate Debt Securities. The Fund may invest in debt securities that management believes offer opportunities for capital growth. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

      Zero Coupon Securities. The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


      Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


      Money Market Instruments. When the Advisers determine that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investment Techniques

      The following information supplements and should be read in conjunction with the Fund's Prospectus.


      Borrowing Money. The Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


      Foreign Currency Transactions. The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.


      Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the Advisers' ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.


      Forward Commitments. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment but the Fund does not make a payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.


      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Investment Considerations and Risks

      Foreign Securities. At any one time, the Fund may invest substantial portions of its assets in issuers in one or more countries, although the Fund ordinarily will seek to invest its assets in the securities of issuers located in at least three countries. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      Lower Rated Securities. The Fund may invest in higher yielding (and, therefore, higher risk) debt securities, such as those rated Ba by Moody's Investors Service, Inc. ("Moody's") or BB by Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff," and with the other rating agencies, the "Rating Agencies") and as low as Caa by Moody's or CCC by S&P, Fitch or Duff (commonly known as junk bonds). The Fund currently intends to invest less than 35% of its net assets in these securities. They may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the Advisers' judgment, analysis and experience in evaluating the creditworthiness of an issuer.

      You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

      These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

      The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Advisers will review carefully the credit and other characteristics pertinent to such new issues.

      The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities. Zero coupon securities carry an additional risk in that, unlike securities which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. See "Dividends, Distributions and Taxes."

      Simultaneous Investments. Investment decisions for the Fund are made independently from those of the other investment companies advised by Dreyfus or Sarofim. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

      The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 through 17 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:

      1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

      2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

      3. Concentrate its investments in any particular industry or industries, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      4. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

      6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.


      7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission (the "SEC") and the Fund's Board.


      8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6 and 13 may be deemed to give rise to a senior security.

      10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      11. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

      12. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

      13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

      14. Purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and Statement of Additional Information.

      15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

      16. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      17. Purchase or retain the securities of any issuer if the officers or Board members of the Fund or the Advisers who own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation............ Investment Adviser
      Fayez Sarofim & Co................. Sub-Investment Adviser
      Premier Mutual Fund Services, Inc.. Distributor
      Dreyfus Transfer, Inc.............. Transfer Agent
      The Bank of New York............... Custodian

      Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly International Alliance Services, Inc.), a provider of various outsourcing functions for small and medium sized companies, and QuikCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage and encryption of data across cable, wireless and all other modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus and, until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.


CLIFFORD L. ALEXANDER, JR., Board Member.  President of Alexander &
      Associates, Inc., a management consulting firm. From 1977 to 1981, Mr. Alexander served as Secretary of the Army and Chairman of the Board of the Panama Canal Company, and from 1975 to 1977, he was a member of the Washington, D.C. law firm of Verner, Liipfert, Bernhard, McPherson and Alexander. He is a director of American Home Products Corporation, IMS Health, a service provider of marketing information and information technology, The Dun & Bradstreet Corporation, MCI WorldCom and Mutual of America Life Insurance Company. He is 66 years old and his address is 400 C Street, N.E., Washington, D.C. 20002.


PEGGY C. DAVIS, Board Member. Shad Professor of Law, New York University School of Law. Professor Davis has been a member of the New York University law faculty since 1983. Prior to that time, she served for three years as a judge in the courts of New York State; was engaged for eight years in the practice of law, working in both corporate and non-profit sectors; and served for two years as a criminal justice administrator in the government of the City of New York. She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training. She is 57 years old and her address is c/o New York University School of Law, 40 Washington Square South, New York, New York 10012.

ERNEST KAFKA, Board Member. A physician engaged in private practice specializing in the psychoanalysis of adults and adolescents. Since 1981, he has served as an Instructor at the New York Psychoanalytic Institute and, prior thereto, held other teaching positions. He is Associate Clinical Professor of Psychiatry at Cornell Medical School. For more than the past five years, Dr. Kafka has held numerous administrative positions, including President of the NY Psychoanalytic Society, and has published many articles on subjects in the field of psychoanalysis. He is 67 years old and his address is 23 East 92nd Street, New York, New York 10021.

NATHAN LEVENTHAL, Board Member. President of Lincoln Center for the Performing
      Arts, Inc. Mr. Leventhal was Deputy Mayor for Operations of New York City from September 1979 until March 1984 and Commissioner of the Department of Housing Preservation and Development of New York City from February 1978 until September 1979. Mr. Leventhal was an associate and then a member of the New York law firm of Poletti Freidin Prashker Feldman and Gartner from 1974 to 1978. He was Commissioner of Rent and Housing Maintenance for New York City from 1972 to 1973. Mr. Leventhal also served as Chairman of Citizens Union, an organization which strives to reform and modernize city and state government from June 1994 until June 1997. He is 57 years old and his address is 70 Lincoln Center Plaza, New York, New York 10023-6583.


      The Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.


      The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended October 31, 1999, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1999, were as follows:

                                                        Total
                                                  Compensation From
                                 Aggregate          Fund and Fund
                             Compensation From     Complex Paid to
Name of Board Member             the Fund**          Board Member
-------------------           ---------------     ------------------
Joseph S. DiMartino                $3,438           $642,177(189)

Clifford L. Alexander, Jr.         $2,500           $ 85,378 (43)

Peggy C. Davis                     $2,750           $ 68,378 (29)

Ernest Kafka                       $2,750           $ 68,378 (29)

Saul B. Klaman***                  $2,750           $ 68,378 (29)

Nathan Leventhal                   $2,750           $ 68,378 (29)



-----------------


* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.
** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2,269 for all Board members as a group.
***   Emeritus Board member as of January 18, 2000.


Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
      Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by Dreyfus. She is 42 years old.


MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 40 years old.

*FREDERICK C. DEY, Vice President, Assistant Treasurer and Assistant
      Secretary. Vice President, New Business Development of Funds Distributor, Inc., since September 1994, and an officer of other investment companies advised or administered by Dreyfus. He is 38 years old.


STEPHANIE D. PIERCE, Vice President, Assistant Secretary and Assistant
      Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 31 years old.


MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. She is 35 years old.


*GEORGE A. RIO, Vice President and Assistant Treasurer.  Executive Vice
      President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. He is 45 years old.

JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
      President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. He is 37 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
      President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. He is 30 years old.

CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 35 years old.


KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Manager of
      Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 27 years old.


ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
      President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 38 years old.

*KAREN JACOPPO-WOOD, Vice President and Assistant Secretary. Vice President and Senior Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by Dreyfus. From June 1994 to January 1996, she was Manager of SEC Registration at Scudder, Stevens & Clark, Inc. She is 33 years old.

      The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166, except those officers indicated by (*), whose address is 60 State Street, Boston, Massachusetts 02109.

      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's voting securities outstanding on February 1, 2000.

      The following shareholders owned of record 5% or more of the Fund's outstanding voting securities on February 1, 2000: Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive E., Jacksonville, Fl 32246 - Class A: 9.6%; Class B:
20.0%; Class C: 40.9%; Class R: Boston Safe Deposit & Trust Company, Trustee As Agent - Omnibus Account, 1 Cabot Road, Medford, MA 02155-5141 - 78.1%, First Charter National Bank, Trust Division, PO Box 228, Concord, NC 28026-0228 - 5.4%; Class T: PaineWebber For the Benefit of PaineWebber CDN FBO Basil John Marrella, PO Box 3321, Weehawken, NJ 07087-8154 - 35.0%, Prudential Securities, Inc. FBO Hazel W. Stewart IRA DTD 06/22/84, 4300 Cocmise Trail, Richmond, VA 23257-2563 - 18.4%, Prudential Securities, Inc. FBO Lawrence H. Garnett & Harriett Z. Garnett JTTEN, 3312 Merritt Ct., Glen Allen, VA 23060-5923 - 18.4%, Prudential Securities, Inc. FBO Lawrence H. Hardnett IRA Rollover DTD 04/05/93, 312 Merritt Ct., Glen Allen, VA 23060-5923 - 9.9%. A shareholder who beneficially owned, directly or indirectly, 25% or more of the Fund's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of the Fund.



                             MANAGEMENT ARRANGEMENTS


      Investment Adviser. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

      Dreyfus supervises investment management of the Fund pursuant to a Management Agreement (the "Management Agreement") between the Fund and Dreyfus. The Management Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Dreyfus, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by Dreyfus. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of Dreyfus:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman - Institutional and a director; Lawrence S. Kash, Vice Chairman; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Mark
N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President--Product Development; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Ray Van Cott, Vice President--Information Systems; Theodore A. Schachar, Vice President--Tax; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin G. McGuinn, Richard W. Sabo and Richard Syron, directors.

      Mellon Bank, N.A., Dreyfus's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. Dreyfus has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

      Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus's employees does not disadvantage any fund managed by Dreyfus. Under the Policy, Dreyfus's employees must preclear personal transactions in securities not exempt under the Policy. In addition, Dreyfus's employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. In that regard, Dreyfus's portfolio managers and other investment personnel also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of Dreyfus who comply with the Policy's preclearance and disclosure procedures and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      Dreyfus maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      As compensation for Dreyfus' services, the Fund has agreed to pay Dreyfus a monthly management fee at the annual rate of 0.75% of the Fund's average daily net assets. For the fiscal years ended October 31, 1997, 1998 and 1999, the management fees payable amounted to $1,866,529, $4,593,712 and $9,477,813, respectively, which fee for fiscal 1997 was reduced by $79,402, resulting in $1,787,127 being paid in fiscal 1997.

      Sub-Investment Adviser. Sarofim provides investment advisory assistance and day-to-day management of the Fund's investments pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between Sarofim and Dreyfus. The Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Sarofim, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement is terminable without penalty (i) by Dreyfus on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's shares on 60 days' notice, or (iii) by Sarofim on not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.


      The following persons are officers and/or directors of Sarofim: Fayez S. Sarofim, Chairman of the Board and President; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, Russell B. Hawkins, William K. McGee, Jr., Charles E. Sheedy and Ralph Thomas, Senior
Vice Presidents; and Steve Gupta, Mary L. Porter, James A. Reynolds, III, and Christopher B. Sarofim, Vice Presidents.

      Sarofim provides day-to-day management of the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of Dreyfus and the approval of the Fund's Board. Dreyfus and Sarofim provide the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Russell B. Hawkins, Elaine Rees, Christopher B. Sarofim and Fayez S. Sarofim. Dreyfus also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and other funds advised by Dreyfus.

      Under the Sub-Advisory Agreement, Dreyfus has agreed to pay Sarofim an annual fee, payable monthly, as set forth below:

                                                    Annual Fee as
                                                    a Percentage
                                                      of Fund's
                                                    Average Daily
Total Assets                                          Net Assets

0 to $25 million............................          .11 of 1%
$25 million to $75 million..................          .18 of 1%
$75 million to $200 million.................          .22 of 1%
$200 million to $300 million................          .26 of 1%
$300 million or more........................         .275 of 1%



      For the fiscal years ended October 31, 1997, 1998 and 1999, the sub-investment advisory fees paid by Dreyfus to Sarofim amounted to $497,234, $1,521,155 and $3,302,698, respectively.

      All expenses incurred in the operation of the Fund are borne by the Fund except to the extent specifically assumed by Dreyfus and/or Sarofim. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of Dreyfus or Sarofim or their affiliates, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining corporate existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings and any extraordinary expenses. In addition, Class B, Class C and Class T shares are subject to an annual distribution fee and Class A, Class B, Class C and Class T shares are subject to an annual service fee. See "Distribution Plan and Shareholder Services Plan."


      Dreyfus has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to Dreyfus is not subject to reduction as the value of the Fund's net assets increases.


      Distributor. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.


      For the fiscal years ended October 31, 1997, 1998 and 1999, the Distributor retained $305,946, $390,264 and $557,925, respectively, from sales loads on Class A shares. For the same periods, the Distributor retained $264,725, $844,267 and $1,535,404, respectively, from contingent deferred sales charges ("CDSC") on Class B shares and $10,891, $36,140 and $88,583, respectively, from the CDSC on Class C shares. For the period from September 30, 1999 (commencement of operations) through October 31, 1999, the Distributor retained $0 from sales loads on Class T shares.

      The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or the Dreyfus Premier Family of Funds, or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

      Pursuant to an agreement between Dreyfus Service Corporation and the Distributor, Dreyfus Service Corporation assumed the Distributor's responsibility for paying commissions to Service Agents for selling Fund shares. The proceeds of the CDSC and the Distribution Plan fees, in part, are paid to Dreyfus Service Corporation to defray these expenses.


      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, acts as custodian of the Fund's investments. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

      General. Class A shares, Class B shares, Class C and Class T shares may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents"), except that full-time or part-time employees Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Fund's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.

      Class R shares are offered only to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). The term "Retirement Plans" does not include IRAs or IRA "Rollover Accounts." Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      When purchasing Fund shares, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

      Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares also may be purchased through Dreyfus-Automatic Asset Builder(R) and Dreyfus Government Direct Deposit Privilege described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


      Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.


      Class A Shares. The public offering price for Class A shares is the net asset value per share of that Class plus, except for shareholders beneficially owning Class A shares on November 30, 1996, a sales load as shown below:

                            Total Sales Load
                        -------------------------
                        As a %        As a % of         Dealers'
                        of            net asset        Reallowance
                        offering      value per         as a % of
                        price           share           offering
Amount of Transaction   per share                         price
---------------------   ----------    -----------     --------------
Less than $50,000......   5.75           6.10             5.00
$50,000 to less than      4.50           4.70             3.75
$100,000...............
$100,000 to less than     3.50           3.60             2.75
$250,000...............
$250,000 to less than     2.50           2.60             2.25
$500,000...............
$500,000 to less than     2.00           2.00             1.75
$1,000,000.............
$1,000,000 or more.....    -0-           -0-               -0-

      For shareholders who beneficially owned Class A shares on November 30, 1996, the public offering price for Class A shares is the net asset value per share of that Class plus a sales load as shown below:

                              Total Sales Load
                        -------------------------
                        As a %        As a % of         Dealers'
                        of            net asset        Reallowance
                        offering      value per         as a % of
                        price           share           offering
Amount of Transaction   per share                         price
---------------------   ----------    -----------     --------------
Less than $50,000......   4.50           4.70             4.25
$50,000 to less than      4.00           4.20             3.75
$100,000...............
$100,000 to less than     3.00           3.10             2.75
$250,000...............
$250,000 to less than     2.50           2.60             2.25
$500,000...............
$500,000 to less than     2.00           2.00             1.75
$1,000,000.............
$1,000,000 or more.....    -0-           -0-               -0-

      A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.

      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Fund's Board, or the spouse or minor child of any of the foregoing.


      Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.


      Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.


      Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      Class T Shares. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:

                              Total Sales Load
                        -------------------------
                        As a %        As a % of         Dealers'
                        of            net asset        Reallowance
                        offering      value per         as a % of
                        price           share           offering
Amount of Transaction   per share                         price
---------------------   ----------    -----------     --------------
Less than $50,000......   4.50           4.70             4.00
$50,000 to less than      4.00           4.20             3.50
$100,000...............
$100,000 to less than     3.00           3.10             2.50
$250,000...............
$250,000 to less than     2.00           2.00             1.75
$500,000...............
$500,000 to less than     1.50           1.50             1.25
$1,000,000.............
$1,000,000 or more.....    -0-           -0-               -0-

      A CDSC of 1.00% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund generally will find it beneficial to purchase Class A shares rather than Class T shares.


      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class T shares must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.


      Dealer Reallowance - Class A and Class T. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

      Sales Loads - Class A and Class T. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


      Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class A share on October 31, 1999:

Net Asset Value per Share....          $35.32

Per Share Sales Charge -
5.75%*
  of offering price (6.10% of          $ 2.15
  net asset value per share).

Per Share Offering Price to
  the Public.................          $37.47
                                       ======

---------------------



* Class A shares purchased by shareholders beneficially owning Class A shares on
November 30, 1996 ......are subject to a different sales load schedule, as described above.



      Set forth below is an example of the method of computing the offering price of the Fund's Class T shares. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund's Class T share on October 31, 1999:


Net Asset Value per Share....           $35.30

Per Share Sales Charge - 4.50%
  of offering price (4.70% of           $ 1.66
  net asset value per share).

Per Share Offering Price to
  the Public.................           $36.96
                                        ======

      Right of Accumulation--Class A and Class T Shares. Reduced sales loads apply to any purchase of Class A and T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A and Class T shares, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares or Class T shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares, or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. Class A shares purchased by shareholders beneficially owning Class A shares on November 30, 1996 are subject to a different sales load schedule, as described above under "Class A Shares."

      To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.


      Class B Shares. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."

      Class B and C Shares. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation compensates certain Service Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

      Class R Shares. The public offering for Class R shares is the net asset value per share of that Class.


      Dreyfus TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."


      Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

      Class B, Class C and Class T shares are subject to a Distribution Plan and Class A, Class B, Class C and Class T shares are subject to a Shareholder Services Plan.


      Distribution Plan. Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution Plan") with respect to the Fund's Class B, Class C and Class T shares pursuant to which the Fund pays the Distributor for distributing each such Class of shares a fee at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares and 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services for Class T shares, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Fund's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and holders of its Class B, Class C and Class T shares.

      A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class B, Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

      For the fiscal year ended October 31, 1999, the Fund paid the Distributor $5,887,960 with respect to Class B and $1,156,373 with respect to Class C pursuant to the Distribution Plan. For the period from September 30, 1999 (commencement of initial offering) through October 31, 1999, the Fund paid the Distributor $0 with respect to Class T pursuant to the Distribution Plan.

      Shareholder Services Plan. The Fund has adopted a Shareholder Services Plan, pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of the Fund's Class A, Class B, Class C and Class T shares a fee at the annual rate of 0.25% of the value of the average daily net assets of each such Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

      A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant Class of shares, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

      For the fiscal year ended October 31, 1999, the Fund paid the Distributor $802,301 with respect to Class A, $1,962,653 with respect to Class B, and $385,458 with respect to Class C, pursuant to the Shareholder Services Plan. For the period from September 30, 1999 (commencement of initial offering) through October 31, 1999, the Fund paid the Distributor $0 with respect to Class T pursuant to the Shareholder Services Plan.



                              HOW TO REDEEM SHARES


      Contingent Deferred Sales Charge--Class B Shares. A CDSC is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.


      If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.


      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation receives the proceeds from the CDSC imposed on the redemption of Class B shares.


      The following table sets forth the rates of the CDSC for Class B shares:

      Year Since                     CDSC as a % of
      Purchase Payment               Amount Invested
      Was Made                       or Redemption  Proceeds
      ----------------------         -----------------------

      First..........................      4.00
      Second.........................      4.00
      Third..........................      3.00
      Fourth.........................      3.00
      Fifth..........................      2.00
      Sixth..........................      1.00

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.


      Contingent Deferred Sales Charge--Class C Shares. A CDSC of 1% is paid to Dreyfus Service Corporation on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above. Pursuant to an agreement with the Distributor, Dreyfus Service Corporation receives the proceeds from the CDSC imposed on the redemption of Class C shares.

      Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.


      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.


      Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.


      Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.


      Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

      Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sells such securities, brokerage charges would be incurred.

      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.




                              SHAREHOLDER SERVICES


      Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


      A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.


      E. Shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

      You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.


      To request an exchange, your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.


      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.


      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


      Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.


      Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


          (a) Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.


          (b) Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


          (c) Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.


          (d) Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.

      Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholders account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

      Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

      Letter of Intent--Class A and Class T Shares. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

      Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Rollover IRAs and Education IRAs) and 403(b)(7) Plans. Plan support services also are available.

      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.


      You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

      Valuation of Portfolio Securities. Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York, or at such other quoted market exchange rate as may be determined to be appropriate by the Advisers. Forward currency contracts will be valued at the current cost of offsetting the contract. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. Because of the difference in operating expenses incurred by each Class, the per share asset value of each Class will differ.

      Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.


      NYSE Closings. The holidays (as observed) on which the NYSE is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that the Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended October 31, 1999. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

      Depending upon the composition of the Fund's income, the entire amount or a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from the Fund distributed to the Fund's qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

      The Fund may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, any gain or loss realized by the Fund from certain forward contracts and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contract or option remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

      Offsetting positions held by the Fund involving certain forward contracts or options transactions may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

      If the Fund were treated as entering into "straddles" by reason of its engaging in forward contracts or options transactions, such "straddles" could be characterized as "mixed straddles" if forward contracts or options transactions comprising a part of such "straddles" were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the "straddle" and conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gain on "straddle" positions may be treated as short-term capital gain or ordinary income.

      The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

      If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and, with respect to PFIC securities that are marked-to-market, under Section 1296 of the Code.

      Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue as income each year a portion of the discount (or deemed discount) at which such securities were issued and to distribute such income. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                             PORTFOLIO TRANSACTIONS

      Dreyfus supervises the placement of orders on behalf of the Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in Dreyfus' best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Advisers' research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Advisers and the Advisers' fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Dreyfus in serving both the Fund and other clients which it advises and to Sarofim in serving both the Fund and the other funds or accounts it advises, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisers in carrying out their obligations to the Fund.

      Sales by a broker of shares of the Fund or other funds advised by Dreyfus or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades, in certain cases, result from two or more funds advised or administered by Dreyfus being engaged simultaneously in the purchase or sale of the same security. Certain of the Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Fund for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

      Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Advisers will not be deterred from changing the Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Dreyfus based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


      For the fiscal years ended October 31, 1997, 1998 and 1999, the Fund paid brokerage commissions of $260,415, $415,740 and $682,903, respectively, none of which was paid to the Distributor. For the fiscal years ended October 31, 1997, 1998 and 1999, the Fund paid $13,082, $0 and $0, respectively, in gross spreads or concessions on principal transactions.

      The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through Dreyfus or its affiliates, including Dreyfus Brokerage Services, Inc. ("DBS"). The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Dreyfus or its affiliates are reasonable and fair. During the fiscal year ended October 31, 1999, the Fund paid brokerage commissions of $21,125 to DBS. This amount represents approximately 3% of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 6% of the aggregate dollar value of transactions for which the Fund paid brokerage commissions.

      The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker in consideration of, among other things, research services provided was $64,363,778 and the commissions and concessions related to such transactions were $50,310.


                             PERFORMANCE INFORMATION


      The average annual total return for the 1, 5 and 6.30 year periods ended October 31, 1999 for Class A was 11.87%, 19.88% and 17.62%, respectively. The average annual total return for Class B for such periods was 13.87%, 20.22% and 17.87%, respectively. The average annual total return for the 1 and 4.37 year periods ended October 31, 1999 for Class C was 16.87% and 20.39%, respectively. The average annual total return for the 1 and 3.66 year periods ended October 31, 1999 for Class R was 19.03% and 20.81%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A and Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A or Class T the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class B or Class C the maximum applicable CDSC has been paid upon redemption at the end of the period.

      Total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected would reduce the performance quoted. The total return for the Fund's Class A and Class B shares for the period July 15, 1993 (commencement of operations) through October 31, 1999 was 178.00% and 181.75%, respectively. Based on net asset value per share, the total return for this period for the Fund's Class A shares was 194.90%. The total return for the Fund's Class C shares for the period June 21, 1995 (commencement of initial offering) through October 31, 1999 was 124.61%. The total return for Class B shares takes into consideration a conversion to Class A shares after six years. Since the periods covered for Class B and Class C are beyond the period for which a CDSC would be applied, no CDSC is factored into the aggregate total return for Class B and Class C. The total return for the Fund's Class R shares for the period March 4, 1996 (commencement of initial offering) through October 31, 1999 was 99.77%.

      The aggregate total return for the Fund's Class T shares for the period September 30, 1999 (commencement of initial offering) through October 31, 1999 was 0.54%. Based on net asset value per share for Class T, the aggregate total return for the Fund's Class T shares for this period was 5.29%.


      From time to time, advertising materials for the Fund may refer to the fact that the Fund currently looks for successful companies with established brands that are expanding into the world marketplace and may refer to current global revenues of the portfolio companies. Advertising materials for the Fund may also refer to the clients of Sarofim, such as large corporations, states, universities and other institutions and organizations. From time to time, advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.


      Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morgan Stanley Capital International World Index, Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

                           INFORMATION ABOUT THE FUND

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

      To offset the relatively higher costs of servicing smaller accounts, the Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $24,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

      The Fund will send annual and semi-annual financial statements to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan, LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.

                                    APPENDIX

      Description of S&P, Moody's, Fitch and Duff ratings:

S&P

Bond Ratings

                                 AAA

      Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                 AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                  A

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                 BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                 BB

      Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                  B

      Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                 CCC

      Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

      S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                 A-1

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.


Moody's

Bond Ratings
                                 Aaa


      Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                                 Aa


      Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                  A


      Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                                 Baa


      Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


                                 Ba


      Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


                                  B


      Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                                 Caa


      Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

Fitch

Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                 AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                 AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                  A

      Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                 BBB

      Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                 BB

      Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                  B

      Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                 CCC

      Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                F-1+

      Exceptionally Strong Credit Quality.  Issues assigned this rating are
      -----------------------------------
regarded as having the strongest degree of assurance for timely payment.

                                 F-1

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                                 AAA

      Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                 AA

      Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                  A

      Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                 BBB

      Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

                                 BB

      Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                  B

      Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                 CCC

      Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

      Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.



                   DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.


                            PART C. OTHER INFORMATION
                          -------------------------

ITEM 23    Exhibits. - List
-------    -----------------


   (a)(1) Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on February 21, 1996.

   (a)(2) Registrant's Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on July 28, 1999.

   (a)(3) Amendment to Articles of Incorporation are incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on March 1, 1997.


   (b)     Registrant's By-Laws.

   (d)(1) Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on September 29, 1999.

   (d)(2) Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on September 29, 1999.


   (e)(1)  Distribution Agreement.

   (e)(2) Form of Distribution Plan Agreement is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on May 3, 1995.

   (e)(3) Form of Shareholder Services Plan Agreement is incorporated by reference to Exhibit (6)(c) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on May 3, 1995.

   (g) Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on February 21, 1996.

   (h) Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on July 28,
           1999.

   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on May 3, 1995.

   (j)     Consent of independent Auditors.

   (m) Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 9 to the
           Registration Statement on Form N-1A, filed on July 28,
           1999.


Item 23.   Exhibits. - List (continued)
-------    -----------------------------------------------------


   (n) Registrant's Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment
           No. 9 to the Registration Statement on Form N-1A, filed on July 28, 1999.


           Other Exhibits
           --------------

                (a)  Powers of Attorney is incorporated by
                     reference to Other Exhibit (a) of Post
                     Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on July 28,
                     1999.

                (b) Certificate of Secretary is incorporated by reference to Other Exhibit (b) of Post
                     Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on July 28,
                     1999.

Item 24.   Persons Controlled by or under Common Control with
Registrant.
-------
--------------------------------------------------------------

           Not Applicable


Item 25.      Indemnification
-------       ---------------

         The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
         Item 4 of Part II of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on June 15, 1993.

         Reference is also made to the Distribution Agreement filed as Exhibit
         (e)(1).

Item 26.      Business and Other Connections of Investment Adviser.
-------       ----------------------------------------------------

         The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as the registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


ITEM 26           Business and Other Connections of Investment Adviser (continued)

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held              Dates
Christopher M. Condron             Franklin Portfolio Associates, LLC*   Director                   1/97 - Present
Chairman of the Board and
Chief Executive Officer            TBCAM Holdings, Inc.*                 Director                   10/97 - Present
                                                                         President                  10/97 - 6/98
                                                                         Chairman                   10/97 - 6/98

                                   The Boston Company                    Director                   1/98 - Present
                                   Asset Management, LLC*                Chairman                   1/98 - 6/98
                                                                         President                  1/98 - 6/98

                                   The Boston Company                    President                  9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                   4/95 - 1/98
                                                                         Director                   4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                   1/97 - Present


                                   Certus Asset Advisors Corp.**         Director                   6/95 -Present

                                   Mellon Capital Management             Director                   5/95 -Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee        1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                    5/95 -1/98

                                   Mellon Equity Associates, LLP+        Executive Committee        1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                    5/95 - 1/98

                                   Boston Safe Advisors, Inc. *          Director                   5/95 - Present
                                                                         President                  5/95 - Present

                                   Mellon Bank, N.A. +                   Director                   1/99 - Present
                                                                         Chief Operating Officer    3/98 - Present
                                                                         President                  3/98 - Present
                                                                         Vice Chairman              11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer    1/99 - Present
                                                                         President                  1/99 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              11/94 - 1/99
Christopher M. Condron             The Boston Company, Inc.*             Vice Chairman              1/94 - Present
Chairman and Chief Executive                                             Director                   5/93 - Present
Officer
(Continued)                        Laurel Capital Advisors, LLP+         Exec. Committee            1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                    10/93 - 1/98


                                   Boston Safe Deposit and Trust         Director                   5/93 -Present
                                   Company*

                                   The Boston Company Financial          President                  6/89 - Present
                                   Strategies, Inc. *                    Director                   6/89 - Present


Mandell L. Berman                  Self-Employed                         Real Estate Consultant,    11/74 -  Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

Burton C. Borgelt                  DeVlieg Bullard, Inc.                 Director                   1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                   6/91 - Present

                                   Mellon Bank, N.A. +                   Director                   6/91 - Present

                                   Dentsply International, Inc.          Director                   2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                   3/93 - Present
                                   Lincolnshire, IL


Stephen R. Byers                   Gruntal & Co., LLC                    Executive Vice President   5/97 - 1/00
                                   New York, NY                          Partner                    5/97 - 1/00
                                                                         Executive Committee        5/97 - 1/00
                                                                         Member
                                                                         Board of Directors         5/97 - 1/00
                                                                         Member
                                                                         Treasurers                 5/97 - 1/00
                                                                         Chief Financial Officer    5/97 - 6/99


Stephen E. Canter                  Dreyfus Investment                    Chairman of the Board      1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                   5/95 - Present
Officer, Chief Investment                                                President                  5/95 - Present
Officer, and Director
                                   Newton Management Limited             Director                   2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee        1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee        1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates, LLC*   Director                   2/99 - Present

                                   Franklin Portfolio Holdings, Inc.*    Director                   2/99 - Present

                                   The Boston Company Asset              Director                   2/99 - Present
                                   Management, LLC*

Stephen E. Canter                  TBCAM Holdings, Inc.*                 Director                   2/99 - Present
President, Chief Operating
Officer, Chief Investment          Mellon Capital Management             Director                   1/99 - Present
Officer, and Director              Corporation***
(Continued)


                                   Founders Asset Management, LLC****    Member, Board of           12/97 - Present
                                                                         Managers
                                                                         Acting Chief Executive     7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                   6/95 - Present
                                                                         Chairman                   1/99 - Present
                                                                         President                  1/99 - Present
                                                                         Chief Executive Officer    1/99 - Present

Thomas F. Eggers                   Dreyfus Service Corporation++         Executive Vice President   4/96 - Present
Vice Chairman - Institutional                                            Director                   9/96 - Present
and Director
                                   Founders Asset Management, LLC****    Member, Board of Managers  2/99 - Present

                                   Dreyfus Investment Advisors, Inc.     Director                   1/00 - Present


                                   Dreyfus Service Organization++        Director                   3/99 - Present

                                   Dreyfus Insurance Agency of           Director                   3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                   11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

Steven G. Elliott                  Mellon Financial Corporation+         Senior Vice Chairman       1/99 - Present
Director                                                                 Chief Financial Officer    1/90 - Present
                                                                         Vice Chairman              6/92 - 1/99
                                                                         Treasurer                  1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman       3/98 - Present
                                                                         Vice Chairman              6/92 - 3/98
                                                                         Chief Financial Officer    1/90 - Present

                                   Mellon EFT Services Corporation       Director                   10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                   1/96 - Present
                                   Corporation #1                        Vice President             1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President             5/93 - Present

                                   APT Holdings Corporation              Treasurer                  12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                   12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

Steven G. Elliott                  Collection Services Corporation       Controller                 10/90 - 2/99
Director (Continued)               500 Grant Street                      Director                   9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President             9/88 - 2/99
                                                                         Treasurer                  9/88 - 2/99




                                   Mellon Financial Company+             Principal Exec. Officer    1/88 - Present
                                                                         Chief Executive Officer    8/87 - Present
                                                                         Director                   8/87 - Present
                                                                         President                  8/87 - Present

                                   Mellon Overseas Investments           Director                   4/88 - Present
                                   Corporation+


                                   Mellon Financial Services             Treasurer                  12/87 - Present
                                   Corporation +

                                   Mellon Financial Markets, Inc.+       Director                   1/99 - Present

                                   Mellon Financial Services             Director                   1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                   1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                   1/99 - Present


Lawrence S. Kash                   Dreyfus Investment                    Director                   4/97 - 12/99
Vice Chairman                      Advisors, Inc.++


                                   Dreyfus Brokerage Services, Inc.      Chairman                   11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer    11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                   1/95 - 2/99
                                                                         President                  9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                   3/96 - 12/98
                                                                         President                  10/96 - 12/98

                                   Dreyfus Service                       Director                   12/94 - 3/99
                                   Organization, Inc.++                  President                  1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                   1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                   5/97 - 3/99
                                   Massachusetts, Inc.++++               President                  5/97 - 3/99
                                                                         Director                   5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                   1/97 - 1/99
                                                                         President                  2/97 - 1/99
                                                                         Chief Executive Officer    2/97 - 1/99
                                                                         Director                   12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                   5/97 - 6/99
                                   Corporation++                         President                  5/97 - 6/99
                                                                         Director                   12/94 - 6/99

Lawrence S. Kash                   Founders Asset Management, LLC****    Member, Board of Managers  12/97 - Present
Vice Chairman (Continued)
                                   The Boston Company Advisors,          Chairman                   12/95 - 1/99
                                   Inc.                                  Chief Executive Officer    12/95 - 1/99
                                   Wilmington, DE                        President                  12/95 - 1/99

                                   The Boston Company, Inc.*             Director                   5/93 - Present
                                                                         President                  5/93 -Present

                                   Mellon Bank, N.A.+                    Executive Vice President   6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                   1/98 - 8/98
                                                                         Executive Committee        1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer    1/98 - 8/98
                                                                         President                  1/98 - 8/98


                                   Laurel Capital Advisors, Inc. +       Trustee                    12/91 - 1/98
                                                                         Chairman                   9/93 - 1/98
                                                                         President and CEO          12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                   5/93 - Present
                                                                         President                  5/93 - Present

Martin G. McGuinn                  Mellon Financial Corporation+         Chairman                   1/99 - Present
Director                                                                 Chief Executive Officer    1/99 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                   3/98 - Present
                                                                         Chief Executive Officer    3/98 - Present
                                                                         Director                   1/98 - Present
                                                                         Vice Chairman              1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman              12/96 - Present

                                   Mellon Bank (DE) National             Director                   4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                   1/96 - 4/98
                                   Association
                                   Rockville, Maryland


J. David Officer                   Dreyfus Service Corporation++         Executive Vice President   5/98 - Present
Vice Chairman                                                            Director                   3/99 - Present
And Director
                                   Dreyfus Service Organization, Inc.++  Director                   3/99 - Present

                                   Dreyfus Insurance Agency of           Director                   5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                   3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                   10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                   4/97 - Present


                                   Mellon Trust of Florida, N.A.         Director                   8/97 - Present
                                   2875 Northeast 191st Street
J. David Officer                   North Miami Beach, FL 33180
Vice Chairman and
Director (Continued)               Mellon Bank, NA+                      Executive Vice President   7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman              1/97 - Present
                                                                         Director                   7/96 - Present

                                   Mellon Preferred Capital              Director                   11/96 - Present
                                   Corporation*

                                   RECO, Inc.*                           President                  11/96 - Present
                                                                         Director                   11/96 - Present

                                   The Boston Company Financial          President                  8/96 - Present
                                   Services, Inc.*                       Director                   8/96 - Present

                                   Boston Safe Deposit and Trust         Director                   7/96 - Present
                                   Company*                              President                  7/96 - 1/99



                                   Mellon Trust of New York              Director                   6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                   6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071


                                   Mellon United National Bank           Director                   3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                   12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                   9/96 - Present

                                   Dreyfus Investment Services           Director                   4/96 - Present
                                   Corporation+

Richard W. Sabo                    Founders Asset Management LLC****     President                  12/98 - Present
Director                                                                 Chief Executive Officer    12/98 - Present

                                   Prudential Securities
                                   New York, NY                          Senior Vice President      07/91 - 11/98
                                                                         Regional Director          07/91 - 11/98

Richard F. Syron                   Thermo Electron                       President                  6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer    6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                   4/94 -6/99
                                   86 Trinity Place                      Chief Executive Officer    4/94 - 6/99
                                   New York, NY 10006

Ronald P. O'Hanley                 Franklin Portfolio Holdings, Inc.*    Director                   3/97 - Present
Vice Chairman
                                   TBCAM Holdings, Inc.*                 Chairman                   6/98 - Present
                                                                         Director                   10/97 - Present

                                   The Boston Company Asset              Chairman                   6/98 - Present
                                   Management, LLC*                      Director                   1/98 - 6/98


                                   Boston Safe Advisors, Inc. *          Chairman                   6/97 - Present
                                                                         Director                   2/97 - Present

Ronald P. O'Hanley                 Pareto Partners                       Partner Representative     5/97 - Present
Vice Chairman                      271 Regent Street
(Continued)                        London, England W1R 8PP

                                   Mellon Capital Management             Director                   5/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                   2/97 - Present

                                   Mellon Bond Associates+               Trustee                    2/97 - Present
                                                                         Chairman                   2/97 - Present

                                   Mellon Equity Associates+             Trustee                    2/97 - Present
                                                                         Chairman                   2/97 - Present

                                   Mellon-France Corporation+            Director                   3/97 - Present

                                   Laurel Capital Advisors+              Trustee                    3/97 - Present

Mark N. Jacobs                     Dreyfus Investment                    Director                   4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                  10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                   3/96 - Present

                                   The TruePenny Corporation++           President                  10/98 - Present
                                                                         Director                   3/96 - Present

                                   Dreyfus Service                       Director                   3/97 - 3/99
                                   Organization, Inc.++


William H. Maresca                 The Dreyfus Trust Company+++          Chief Financial Officer    3/99 - Present
Controller                                                               Treasurer                  9/98 - Present
                                                                         Director                   3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer    12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                  10/98 -Present

                                   Dreyfus Investment                    Treasurer                  10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President             10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President             10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                  10/98 - 12/98

                                   The Trotwood Corporation++            Vice President             10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President             10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President             10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer    5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                  3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer       3/93 - 3/99

William H. Maresca                 Dreyfus Insurance Agency of
Controller (Continued)             Massachusetts, Inc.++++               Assistant Treasurer        5/98 - Present

                                   Dreyfus Transfer, Inc.                Chairman                   2/97 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

William T. Sandalls, Jr.           Dreyfus Service Corporation++         Director                   1/96 - Present
Executive Vice President                                                 Executive Vice President   2/97 - Present
                                                                         Chief Financial Officer    2/97-12/98

                                   Dreyfus Investment                    Director                   1/96 - Present
                                   Advisors, Inc.++                      Treasurer                  1/96 - 10/98


                                   Dreyfus-Lincoln, Inc.                 Director                   12/96 - Present
                                   4500 New Linden Hill Road             President                  1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                   1/96 - 10/98
                                                                         Treasurer                  10/96 - 10/98

                                   The Dreyfus Consumer                  Director                   1/96 - Present
                                   Credit Corp.++                        Vice President             1/96 - Present
                                                                         Treasurer                  1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                   1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                  10/96- 3/99
                                   Inc.++


                                   Dreyfus Insurance Agency of           Director                   5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                  5/97- 3/99
                                                                         Executive Vice President   5/97 - 3/99

Diane P. Durnin                    Dreyfus Service Corporation++         Senior Vice President -    5/95 - 3/99
Vice President - Product                                                 Marketing and
Development                                                              Advertising Division

Patrice M. Kozlowski               None
Vice President - Corporate
Communications

Mary Beth Leibig                   None
Vice President -
Human Resources

Theodore A. Schachar               Dreyfus Service Corporation++         Vice President -Tax        10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                   6/99 - Present
                                   Corporation ++                        President                  6/99 - Present

                                   Dreyfus Investment Advisors, Inc.++   Vice President - Tax       10/96 - Present

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax       10/96 - 12/98

                                   Dreyfus Service Organization, Inc.++  Vice President - Tax       10/96 - Present

Wendy Strutt                       None
Vice President

Richard Terres                     None
Vice President


Raymond J. Van Cott                Mellon Financial Corporation+         Vice President             1/95 - Present
Vice-President -
Information Systems                Computer Sciences Corporation+        Vice President             1/96 - 7/98
                                   El Segundo, CA


James Bitetto                      The TruePenny Corporation++           Secretary                  9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary        8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary        7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary        7/98 - Present
                                   Organization, Inc.++

Steven F. Newman                   Dreyfus Transfer, Inc.                Vice President             2/97 - Present
Assistant Secretary                One American Express Plaza            Director                   2/97 - Present
                                   Providence, RI 02903                  Secretary                  2/97 - Present

                                   Dreyfus Service                       Secretary                  7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary        5/98 - 7/98




------------------------------------
*     The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**    The address of the business so  indicated  is One Bush Street,  Suite 450, San Francisco, California 94104.
***   The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****  The address of the business so indicated is 2930 East Third Avenue,Denver, Colorado 80206.
+     The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++    The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++   The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++  The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109
****  The address of the business so indicated is 2930 East Third Avenue,Denver, Colorado 80206.


Item 27.   Principal Underwriters
--------   ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

      1)   Comstock Partners Funds, Inc.
      2)   Dreyfus A Bonds Plus, Inc.
      3)   Dreyfus Appreciation Fund, Inc.
      4)   Dreyfus Asset Allocation Fund, Inc.
      5)   Dreyfus Balanced Fund, Inc.
      6)   Dreyfus BASIC GNMA Fund
      7)   Dreyfus BASIC Money Market Fund, Inc.
      8)   Dreyfus BASIC Municipal Fund, Inc.
      9)   Dreyfus BASIC U.S. Government Money Market Fund
      10)  Dreyfus California Intermediate Municipal Bond Fund
      11)  Dreyfus California Tax Exempt Bond Fund, Inc.
      12)  Dreyfus California Tax Exempt Money Market Fund
      13)  Dreyfus Cash Management
      14)  Dreyfus Cash Management Plus, Inc.
      15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
      16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
      17)  Dreyfus Florida Intermediate Municipal Bond Fund
      18)  Dreyfus Florida Municipal Money Market Fund
      19)  The Dreyfus Fund Incorporated
      20)  Dreyfus Global Bond Fund, Inc.
      21)  Dreyfus Global Growth Fund
      22)  Dreyfus GNMA Fund, Inc.
      23)  Dreyfus Government Cash Management Funds
      24)  Dreyfus Growth and Income Fund, Inc.
      25)  Dreyfus Growth and Value Funds, Inc.
      26)  Dreyfus Growth Opportunity Fund, Inc.
      27)  Dreyfus Debt and Equity Funds
      28)  Dreyfus Index Funds, Inc.
      29)  Dreyfus Institutional Money Market Fund
      30)  Dreyfus Institutional Preferred Money Market Fund
      31)  Dreyfus Institutional Short Term Treasury Fund
      32)  Dreyfus Insured Municipal Bond Fund, Inc.
      33)  Dreyfus Intermediate Municipal Bond Fund, Inc.
      34)  Dreyfus International Funds, Inc.
      35)  Dreyfus Investment Grade Bond Funds, Inc.
      36)  Dreyfus Investment Portfolios
      37)  The Dreyfus/Laurel Funds, Inc.
      38)  The Dreyfus/Laurel Funds Trust
      39)  The Dreyfus/Laurel Tax-Free Municipal Funds
      40)  Dreyfus LifeTime Portfolios, Inc.
      41)  Dreyfus Liquid Assets, Inc.
      42)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
      43)  Dreyfus Massachusetts Municipal Money Market Fund
      44)  Dreyfus Massachusetts Tax Exempt Bond Fund
      45)  Dreyfus MidCap Index Fund 46) Dreyfus Money Market Instruments, Inc.
      47)  Dreyfus Municipal Bond Fund, Inc.
      48)  Dreyfus Municipal Cash Management Plus
      49)  Dreyfus Municipal Money Market Fund, Inc.
      50)  Dreyfus New Jersey Intermediate Municipal Bond Fund
      51)  Dreyfus New Jersey Municipal Bond Fund, Inc.
      52)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
      53)  Dreyfus New Leaders Fund, Inc.
      54)  Dreyfus New York Insured Tax Exempt Bond Fund
      55)  Dreyfus New York Municipal Cash Management
      56)  Dreyfus New York Tax Exempt Bond Fund, Inc.
      57)  Dreyfus New York Tax Exempt Intermediate Bond Fund
      58)  Dreyfus New York Tax Exempt Money Market Fund
      59)  Dreyfus U.S. Treasury Intermediate Term Fund
      60)  Dreyfus U.S. Treasury Long Term Fund
      61)  Dreyfus 100% U.S. Treasury Money Market Fund
      62)  Dreyfus U.S. Treasury Short Term Fund
      63)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
      64)  Dreyfus Pennsylvania Municipal Money Market Fund
      65)  Dreyfus Premier California Municipal Bond Fund
      66)  Dreyfus Premier Equity Funds, Inc.
      67)  Dreyfus Premier International Funds, Inc.
      68)  Dreyfus Premier GNMA Fund
      69)  Dreyfus Premier Worldwide Growth Fund, Inc.
      70)  Dreyfus Premier Municipal Bond Fund
      71)  Dreyfus Premier New York Municipal Bond Fund
      72)  Dreyfus Premier State Municipal Bond Fund
      73)  Dreyfus Premier Value Equity Funds
      74)  Dreyfus Short-Intermediate Government Fund
      75)  Dreyfus Short-Intermediate Municipal Bond Fund
      76)  The Dreyfus Socially Responsible Growth Fund, Inc.
      77)  Dreyfus Stock Index Fund
      78)  Dreyfus Tax Exempt Cash Management
      79)  The Dreyfus Premier Third Century Fund, Inc.
      80)  Dreyfus Treasury Cash Management
      81)  Dreyfus Treasury Prime Cash Management
      82)  Dreyfus Variable Investment Fund
      83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
      84)  Founders Funds, Inc.
      85)  General California Municipal Bond Fund, Inc.
      86)  General California Municipal Money Market Fund
      87)  General Government Securities Money Market Funds, Inc.
      88)  General Money Market Fund, Inc.
      89)  General Municipal Bond Fund, Inc.
      90)  General Municipal Money Market Funds, Inc.
      91)  General New York Municipal Bond Fund, Inc.
      92)  General New York Municipal Money Market Fund


                                                             Positions and
Name and principal         Positions and offices with        offices with
business address           the Distributor                   Registrant
__________________         ___________________________       _____________

Marie E. Connolly+         Director, President, Chief        President and
                           Executive Officer and Chief       Treasurer
                           Compliance Officer

Joseph F. Tower, III+      Director, Senior Vice President,  Vice President
                           Treasurer and Chief Financial     and Assistant
                           Officer                           Treasurer

Mary A. Nelson+            Vice President                    Vice President
                                                             and Assistant
                                                             Treasurer

Jean M. O'Leary+           Assistant Vice President,         None
                           Assistant Secretary and
                           Assistant Clerk

William J. Nutt+           Chairman of the Board             None

Stephanie D. Pierce++      Vice President                    Vice President,
                                                             Assistant Secretary
                                                             and Assistant
                                                             Treasurer

Patrick W. McKeon+         Vice President                     None

Joseph A. Vignone+         Vice President                     None


________________________________
 +   Principal business address is 60 State Street, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.


Item 28.             Location of Accounts and Records
_______              ________________________________

                     1.    The Bank of New York
                           100 Church Street
                           New York, N.Y. 10286

                     2.    Dreyfus Transfer, Inc.
                           P.O. Box 9671
                           Providence, Rhode Island 02940-9671

                     3.    The Dreyfus Corporation
                           200 Park Avenue
                           New York, New York 10166

Item 29.   Management Services
_______    ___________________

           Not Applicable

Item 30.   Undertakings
_______    ____________

             None

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of February, 2000.


                          DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

                          BY:  /s/Marie E. Connolly*
                               ----------------------------
                               Marie E. Connolly, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                         Title                    Date
---------------------------     ------------------------------   -----------


/s/Marie E. Connolly*           President and Treasurer              02/28/00
______________________________  (Principal Executive Officer)
Marie E. Connolly

/s/Joseph F. Tower, III*        Assistant Treasurer (Principal       02/28/00
______________________________  Accounting and Financial Officer)
Joseph F. Tower, III

/s/Clifford L. Alexander, Jr.*  Director                             02/28/00
------------------------------
Clifford L. Alexander, Jr.

/s/Peggy C. Davis*              Director                             02/28/00
------------------------------
Peggy C. Davis

/s/Joseph S. DiMartino*         Chairman of the Board of             02/28/00
______________________________  Directors
Joseph S. DiMartino

/s/Ernst Kafka*                 Director                             02/28/00
------------------------------
Ernest Kafka

/s/Nathan Leventhal*            Director                             02/28/00
------------------------------
Nathan Leventhal






*BY:  __________________________
      Stephanie Pierce,
      Attorney-in-Fact



                        INDEX OF EXHIBITS


ITEM

(b)             By-Laws

(e)(1)          Distribution Agreement

(j)             Consent of Independent Auditors